Listing of companies in the Group (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BW Aldrich Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	BW Aldrich Pte. Ltd.
Principal activities	Shipowning
Place of incorporation	Singapore
Equity holding	100.00%	100.00%	100.00%
BW Clearwater Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	BW Clearwater Pte. Ltd.
Principal activities	Shipowning
Place of incorporation	Singapore
Equity holding	100.00%	100.00%	100.00%
BW Causeway Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	BW Causeway Pte. Ltd.
Principal activities	Dormant
Place of incorporation	Singapore
Equity holding	100.00%	100.00%	100.00%
BW Fleet Management Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	BW Fleet Management Pte. Ltd.
Principal activities	Ship-management
Place of incorporation	Singapore
Equity holding	100.00%	100.00%	100.00%
BW Stanley Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	BW Stanley Pte. Ltd.
Principal activities	Shipowning
Place of incorporation	Singapore
Equity holding	100.00%	100.00%	100.00%
Hafnia Pools Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	Hafnia Pools Pte. Ltd.
Principal activities	Chartering
Place of incorporation	Singapore
Equity holding	100.00%	100.00%	100.00%
Komplementaranpartsselskabet Straits Tankers [Member]
List of subsidiary companies [Abstract]
Name of companies	Komplementaranpartsselskabet Straits Tankers
Principal activities	Investment
Place of incorporation	Denmark
Equity holding	100.00%	100.00%	100.00%
K/S Straits Tankers [Member]
List of subsidiary companies [Abstract]
Name of companies	K/S Straits Tankers
Principal activities	Investment
Place of incorporation	Denmark
Equity holding	100.00%	100.00%	100.00%
BW Silvermine Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	BW Silvermine Pte. Ltd.
Principal activities	Dormant
Place of incorporation	Singapore
Equity holding	100.00%	100.00%	100.00%
BW Pacific Management Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	BW Pacific Management Pte. Ltd.
Principal activities	Agency office
Place of incorporation	Singapore
Equity holding	100.00%	100.00%	100.00%
Hafnia Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	Hafnia SG Pte. Ltd.
Principal activities	Management company
Place of incorporation	Singapore
Equity holding	100.00%	100.00%	100.00%
Hafnia Tankers Marshall Islands LLC [Member]
List of subsidiary companies [Abstract]
Name of companies	Hafnia Tankers Marshall Islands Pte. Ltd.
Principal activities	Investment
Place of incorporation	Singapore
Equity holding	100.00%	100.00%	100.00%
Hafnia Tankers Singapore Holding Pte Ltd [Member]
List of subsidiary companies [Abstract]
Name of companies	Hafnia Tankers Singapore Holding Pte. Ltd.
Principal activities	Investment
Place of incorporation	Singapore
Equity holding	100.00%	100.00%	100.00%
Hafnia Tankers Singapore Sub-Holding Pte Ltd [Member]
List of subsidiary companies [Abstract]
Name of companies	Hafnia Tankers Singapore Sub-Holding Pte. Ltd.
Principal activities	Shipowning
Place of incorporation	Singapore
Equity holding	100.00%	100.00%	100.00%
Hafnia Tankers ApS [Member]
List of subsidiary companies [Abstract]
Name of companies	Hafnia Tankers ApS
Principal activities	Corporate support
Place of incorporation	Denmark
Equity holding	100.00%	100.00%	100.00%
Hafnia Tankers Shipholding Beta Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	Hafnia Tankers Shipholding Beta Pte. Ltd.
Principal activities	Dormant
Place of incorporation	Singapore
Equity holding	100.00%	100.00%	100.00%
Hafnia Tankers Shipholding Alpha Pte Ltd [Member]
List of subsidiary companies [Abstract]
Name of companies	Hafnia Tankers Shipholding Alpha Pte. Ltd.
Principal activities	Shipowning
Place of incorporation	Singapore
Equity holding	100.00%	100.00%	100.00%
Hafnia One Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	Hafnia One Pte. Ltd.
Principal activities	Shipowning
Place of incorporation	Singapore
Equity holding	100.00%	100.00%	100.00%
Hafnia Tankers Singapore Pte Ltd [Member]
List of subsidiary companies [Abstract]
Name of companies	Hafnia Tankers Singapore Pte. Ltd.
Principal activities	Investment
Place of incorporation	Singapore
Equity holding	100.00%	100.00%	100.00%
Hafnia Tankers Shipholding Singapore Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	Hafnia Tankers Shipholding Singapore Pte. Ltd.
Principal activities	Shipowning
Place of incorporation	Singapore
Equity holding	100.00%	100.00%	100.00%
Hafnia Tankers Shipholding 2 Singapore Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	Hafnia Tankers Shipholding 2 Singapore Pte. Ltd.
Principal activities	Shipowning
Place of incorporation	Singapore
Equity holding	100.00%	100.00%	100.00%
Hafnia Tankers Chartering Singapore Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	Hafnia Tankers Chartering Singapore Pte. Ltd.
Principal activities	Chartering
Place of incorporation	Singapore
Equity holding	100.00%	100.00%	100.00%
Hafnia Tankers International Chartering Inc. [Member]
List of subsidiary companies [Abstract]
Name of companies	Hafnia Tankers International Chartering Inc.
Principal activities	Chartering
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Hafnia Tankers Services Singapore Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	Hafnia Tankers Services Singapore Pte. Ltd.
Principal activities	Ship-management
Place of incorporation	Singapore
Equity holding	100.00%	100.00%	100.00%
Hafnia SARL [Member]
List of subsidiary companies [Abstract]
Name of companies	Hafnia SARL
Principal activities	Corporate Support
Place of incorporation	Monaco
Equity holding	100.00%	100.00%	100.00%
Hafnia Holding I Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	Hafnia Holding I Pte. Ltd.
Principal activities	Investment
Place of incorporation	Singapore
Equity holding	100.00%	100.00%	100.00%
Hafnia Holding II Limited [Member]
List of subsidiary companies [Abstract]
Name of companies	Hafnia Holding II Limited
Principal activities	Investment
Place of incorporation	Bermuda
Equity holding	100.00%	100.00%	100.00%
Hafnia Middle East DMCC [Member]
List of subsidiary companies [Abstract]
Name of companies	Hafnia Middle East DMCC
Principal activities	Ship-management
Place of incorporation	UAE
Equity holding	100.00%	100.00%	100.00%
Hafnia Chemical Tankers Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	Hafnia Chemical Tankers Pte. Ltd.
Principal activities	Shipowning
Place of incorporation	Singapore
Equity holding	100.00%	100.00%	100.00%
Hafnia US, LLC [Member]
List of subsidiary companies [Abstract]
Name of companies	Hafnia US, LLC
Principal activities	Investment
Place of incorporation	USA
Equity holding	100.00%	100.00%	0.00%
Hafnia Tankers Singapore Gamma Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	Hafnia Tankers Singapore Gamma Pte. Ltd.
Principal activities	Dormant
Place of incorporation	Singapore
Equity holding	100.00%	100.00%	100.00%
Hafnia Chem Shipholding Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	Hafnia Chem Shipholding Pte. Ltd.
Principal activities	Shipowning
Place of incorporation	Singapore
Equity holding	100.00%	100.00%	0.00%
Vista Shipping Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	Vista Shipping Pte. Ltd.
Principal activities	Investment
Place of incorporation	Singapore
Equity holding	50.00%	50.00%	50.00%
Vista Shipholding I Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	Vista Shipholding I Pte. Ltd.
Principal activities	Shipowning
Place of incorporation	Singapore
Equity holding	50.00%	50.00%	50.00%
Vista Shipholding II Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	Vista Shipholding II Pte. Ltd.
Principal activities	Shipowning
Place of incorporation	Singapore
Equity holding	50.00%	50.00%	50.00%
Vista Shipholding III Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	Vista Shipholding III Pte. Ltd.
Principal activities	Shipowning
Place of incorporation	Singapore
Equity holding	50.00%	50.00%	50.00%
Vista Shipholding IV Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	Vista Shipholding IV Pte. Ltd.
Principal activities	Shipowning
Place of incorporation	Singapore
Equity holding	50.00%	50.00%	50.00%
Vista Shipholding V Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	Vista Shipholding V Pte. Ltd.
Principal activities	Shipowning
Place of incorporation	Singapore
Equity holding	50.00%	50.00%	50.00%
Vista Shipholding VI Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	Vista Shipholding VI Pte. Ltd.
Principal activities	Shipowning
Place of incorporation	Singapore
Equity holding	50.00%	50.00%	50.00%
Vista Shipholding VII Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	Vista Shipholding VII Pte. Ltd.
Principal activities	Shipowning
Place of incorporation	Singapore
Equity holding	50.00%	50.00%	50.00%
Vista Shipholding VIII Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	Vista Shipholding VIII Pte. Ltd.
Principal activities	Shipowning
Place of incorporation	Singapore
Equity holding	50.00%	50.00%	50.00%
Vista Shipholding IX Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	Vista Shipholding IX Pte. Ltd.
Principal activities	Shipowning
Place of incorporation	Singapore
Equity holding	50.00%	50.00%	50.00%
Vista Shipholding X Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	Vista Shipholding X Pte. Ltd.
Principal activities	Shipowning
Place of incorporation	Singapore
Equity holding	50.00%	50.00%	50.00%
Vista Shipping HK Limited [Member]
List of subsidiary companies [Abstract]
Name of companies	Vista Shipping HK Limited
Principal activities	Investment
Place of incorporation	Hong Kong
Equity holding	50.00%	50.00%	50.00%
Vista Shipping US, LLC [Member]
List of subsidiary companies [Abstract]
Name of companies	Vista Shipping US, LLC
Principal activities	Investment
Place of incorporation	United States
Equity holding	50.00%	50.00%	50.00%
H&A Shipping Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies	H&A Shipping Pte. Ltd.
Principal activities	Investment
Place of incorporation	Singapore
Equity holding	50.00%	50.00%	50.00%
Yellow Star Shipping Pte. Ltd [Member]
List of subsidiary companies [Abstract]
Name of companies	Yellow Star Shipping Pte. Ltd
Principal activities	Shipowning
Place of incorporation	Singapore
Equity holding	50.00%	50.00%	50.00%
Green Stars Shipping Pte. Ltd [Member]
List of subsidiary companies [Abstract]
Name of companies	Green Stars Shipping Pte. Ltd
Principal activities	Shipowning
Place of incorporation	Singapore
Equity holding	50.00%	50.00%	50.00%
Chemical Tankers Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers Inc
Principal activities	Investment
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers ApS [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers ApS
Principal activities	Corporate Support
Place of incorporation	Denmark
Equity holding	0.00%	0.00%	100.00%
Chemical Tankers SubHoldCo Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers SubHoldCo Inc
Principal activities	Investment
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers (A-Ships) Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers (A-Ships) Inc
Principal activities	Investment
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 1 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 1 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 2 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 2 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 3 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 3 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 4 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 4 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 5 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 5 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 6 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 6 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 7 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 7 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 8 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 8 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 9 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 9 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 10 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 10 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 11 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 11 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 12 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 12 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 13 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 13 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 14 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 14 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 15 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 15 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 16 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 16 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 17 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 17 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 18 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 18 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 19 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 19 Inc
Principal activities	Dormant
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 20 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 20 Inc
Principal activities	Dormant
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 21 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 21 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 22 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 22 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 23 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 23 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 24 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 24 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 25 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 25 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 26 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 26 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 27 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 27 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 28 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 28 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 29 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 29 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 30 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 30 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 31 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 31 Inc
Principal activities	Dormant
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 32 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 32 Inc
Principal activities	Dormant
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 35 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 35 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 36 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 36 Inc
Principal activities	Shipowning
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 37 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 37 Inc
Principal activities	Dormant
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 38 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 38 Inc
Principal activities	Dormant
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Chemical Tankers 39 Inc [Member]
List of subsidiary companies [Abstract]
Name of companies	Chemical Tankers 39 Inc
Principal activities	Dormant
Place of incorporation	Marshall Islands
Equity holding	100.00%	100.00%	100.00%
Complexio Limited [Member]
List of subsidiary companies [Abstract]
Name of companies	Complexio Limited
Principal activities	Software development
Place of incorporation	United Kingdom
Equity holding	30.50%	26.00%	0.00%
Ecomar Shipholding S.A.S [Member]
List of subsidiary companies [Abstract]
Name of companies	Ecomar Shipholding S.A.S
Principal activities	Investment
Place of incorporation	France
Equity holding	50.00%	50.00%	0.00%
Ecomar Alpha S.A.S [Member]
List of subsidiary companies [Abstract]
Name of companies	Ecomar Alpha S.A.S
Principal activities	Shipowning
Place of incorporation	France
Equity holding	50.00%	50.00%	0.00%
Ecomar Bravo S.A.S [Member]
List of subsidiary companies [Abstract]
Name of companies	Ecomar Bravo S.A.S
Principal activities	Shipowning
Place of incorporation	France
Equity holding	50.00%	50.00%	0.00%
Ecomar Charlie S.A.S [Member]
List of subsidiary companies [Abstract]
Name of companies	Ecomar Charlie S.A.S
Principal activities	Shipowning
Place of incorporation	France
Equity holding	50.00%	50.00%	0.00%
Ecomar Delta S.A. S [Member]
List of subsidiary companies [Abstract]
Name of companies	Ecomar Delta S.A. S
Principal activities	Shipowning
Place of incorporation	France
Equity holding	50.00%	50.00%	0.00%